UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	6-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

June 30, 2013

Equity Income - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 73.1%

AEROSPACE AND DEFENSE — 0.4%
Rockwell Collins, Inc.	725,656	46,013,847

AIR FREIGHT AND LOGISTICS — 2.2%
United Parcel Service, Inc., Class B	2,598,395	224,709,200

AUTOMOBILES — 0.3%
Honda Motor Co., Ltd.	799,000	29,686,580

BEVERAGES — 3.2%
Dr Pepper Snapple Group, Inc.	599,071	27,515,331
PepsiCo, Inc.	3,799,165	310,733,705

		338,249,036

CAPITAL MARKETS — 3.0%
Goldman Sachs Group, Inc. (The)	153,181	23,168,626
Northern Trust Corp.	4,999,283	289,458,486

		312,627,112

CHEMICALS — 0.9%
Mosaic Co. (The)	1,798,900	96,798,809

COMMERCIAL BANKS — 5.3%
Comerica, Inc.	999,962	39,828,486
Commerce Bancshares, Inc.	2,399,455	104,520,260
KeyCorp	11,999,100	132,470,064
PNC Financial Services Group, Inc. (The)	3,399,759	247,910,426
SunTrust Banks, Inc.	999,777	31,562,960

		556,292,196

COMMERCIAL SERVICES AND SUPPLIES — 3.8%
ADT Corp. (The)	1,997,541	79,602,009
Republic Services, Inc.	3,099,941	105,211,997
Tyco International Ltd.	3,999,982	131,799,407
Waste Management, Inc.	2,093,638	84,436,421

		401,049,834

COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	6,097,900	148,239,949

DIVERSIFIED FINANCIAL SERVICES — 1.0%
JPMorgan Chase & Co.	1,899,667	100,283,421

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.	5,118,946	181,210,689
CenturyLink, Inc.	4,599,455	162,590,734

		343,801,423

ELECTRICAL EQUIPMENT — 0.3%
ABB Ltd.	1,598,578	34,711,593

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Molex, Inc., Class A	2,952,458	73,398,106

FOOD AND STAPLES RETAILING — 1.8%
Sysco Corp.	4,995,848	170,658,168

Wal-Mart Stores, Inc.	289,078	21,533,420

		192,191,588

GAS UTILITIES — 3.5%
AGL Resources, Inc.	3,347,353	143,467,549
Piedmont Natural Gas Co., Inc.	3,396,731	114,605,704
WGL Holdings, Inc.(1)	2,482,717	107,303,029

		365,376,282

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.2%
Becton Dickinson and Co.	2,296,000	226,913,680

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Carnival Corp.	798,100	27,366,849

HOUSEHOLD PRODUCTS — 3.7%
Procter & Gamble Co. (The)	4,999,790	384,933,832

INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	1,997,300	46,317,387
Koninklijke Philips Electronics NV	1,999,688	54,517,589

		100,834,976

INSURANCE — 4.1%
Allstate Corp. (The)	1,599,152	76,951,194
Chubb Corp. (The)	1,479,335	125,225,708
Marsh & McLennan Cos., Inc.	5,698,780	227,495,298

		429,672,200

LEISURE EQUIPMENT AND PRODUCTS — 0.4%
Hasbro, Inc.	997,600	44,722,408

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	448,170	19,163,749

MACHINERY — 0.1%
Atlas Copco AB B Shares	598,300	12,829,445

MEDIA — 0.2%
Omnicom Group, Inc.	398,823	25,074,002

METALS AND MINING — 0.3%
Newmont Mining Corp.	997,400	29,872,130

MULTI-UTILITIES — 3.1%
Consolidated Edison, Inc.	3,599,878	209,908,886
PG&E Corp.	2,399,810	109,743,311

		319,652,197

OIL, GAS AND CONSUMABLE FUELS — 11.5%
Chevron Corp.	1,999,792	236,655,385
El Paso Pipeline Partners LP	999,042	43,628,164
Exxon Mobil Corp.	2,989,582	270,108,734
Occidental Petroleum Corp.	4,795,900	427,938,157
Royal Dutch Shell plc, Class A	1,565,947	50,030,419
Spectra Energy Partners LP	2,002,117	92,097,382
Total SA	1,593,525	77,793,281

		1,198,251,522

PHARMACEUTICALS — 8.8%
Bristol-Myers Squibb Co.	499,329	22,315,013

Eli Lilly & Co.	599,588	29,451,762
Johnson & Johnson	6,198,380	532,192,907
Merck & Co., Inc.	3,998,531	185,731,765
Pfizer, Inc.	4,999,779	140,043,810
Teva Pharmaceutical Industries Ltd. ADR	298,600	11,705,120

		921,440,377

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Annaly Capital Management, Inc.	3,998,200	50,257,374
Rayonier, Inc.	497,786	27,572,367

		77,829,741

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Applied Materials, Inc.	5,998,102	89,431,701
Intel Corp.	9,992,200	242,011,084

		331,442,785

SOFTWARE — 1.3%
Microsoft Corp.	3,899,314	134,643,312

THRIFTS AND MORTGAGE FINANCE — 0.9%
Capitol Federal Financial, Inc.(1)	7,999,659	97,115,860

TOTAL COMMON STOCKS (Cost $6,234,054,327)		7,645,188,041

CONVERTIBLE BONDS — 12.9%

AEROSPACE AND DEFENSE — 1.0%
Goldman Sachs Group, Inc. (The), (convertible into General Dynamics Corp.), MTN, 2.85%, 7/17/13(2)(3)	333,000	25,142,499
L-3 Communications Holdings, Inc., 3.00%, 8/1/35	75,124,000	76,767,338

		101,909,837

CAPITAL MARKETS — 0.7%
Janus Capital Group, Inc., 3.25%, 7/15/14	24,448,000	25,578,720
Janus Capital Group, Inc., 0.75%, 7/15/18	42,539,000	43,974,691

		69,553,411

ENERGY EQUIPMENT AND SERVICES — 0.4%
Credit Suisse, (Convertible into Schlumberger Ltd.), MTN, 2.35%, 9/25/13(2)(3)	580,753	42,813,111

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Hologic, Inc., 2.00%, 12/15/13(4)	186,246,000	187,178,161

HEALTH CARE PROVIDERS AND SERVICES — 2.0%
LifePoint Hospitals, Inc., 3.50%, 5/15/14	180,401,000	195,960,586
WellPoint, Inc., 2.75%, 10/15/42(3)	12,523,000	15,653,750

		211,614,336

HOTELS, RESTAURANTS AND LEISURE — 1.6%
International Game Technology, 3.25%, 5/1/14	161,915,000	172,844,263

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
UBS AG, (convertible into Agilent Technologies), 3.80%, 12/24/13(2)(3)	390,000	16,873,740
UBS AG, (convertible into Agilent Technologies), 5.17%, 7/1/13(2)(3)	550,000	23,518,000

		40,391,740

MEDIA — 1.7%
tw telecom, inc., 2.375%, 4/1/26	119,637,000	180,577,097

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Intel Corp., 2.95%, 12/15/35	212,745,000	232,025,016
Microchip Technology, Inc., 2.125%, 12/15/37	79,004,000	115,000,197

		347,025,213

TOTAL CONVERTIBLE BONDS (Cost $1,291,008,740)		1,353,907,169

CONVERTIBLE PREFERRED STOCKS — 10.2%

COMMERCIAL BANKS — 4.5%
Wells Fargo & Co., 7.50%	396,799	473,778,006

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Bank of America Corp., 7.25%	119,977	133,234,458

FOOD PRODUCTS — 0.2%
Post Holdings, Inc., 3.75%(3)	182,049	20,458,667

INSURANCE — 0.6%
MetLife, Inc., 5.00%, 9/4/13	1,169,761	64,091,205

MACHINERY — 2.3%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	1,837,785	237,331,555

OIL, GAS AND CONSUMABLE FUELS — 0.6%
Apache Corp., 6.00%, 8/1/13	1,250,213	59,685,169

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Health Care REIT, Inc., 6.50%	1,199,993	74,507,565

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $968,834,010)		1,063,086,625

PREFERRED STOCKS — 2.3%

COMMERCIAL BANKS — 0.3%
U.S. Bancorp, 6.00%	1,196,784	32,803,849

DIVERSIFIED FINANCIAL SERVICES — 2.0%
Citigroup, Inc., 5.95%	99,758,000	99,393,883
General Electric Capital Corp., 6.25%	99,600,000	106,271,109

		205,664,992

TOTAL PREFERRED STOCKS (Cost $238,052,305)		238,468,841

EXCHANGE-TRADED FUNDS†

iShares Russell 1000 Value Index Fund (Cost $5,076,925)	61,907	5,187,188

TEMPORARY CASH INVESTMENTS — 0.4%

Federal Home Loan Bank Discount Notes, 0.00%, 7/1/13(5)	31,064,000	31,064,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $1,446,505), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $1,416,923)		1,416,916
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $4,331,070), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $4,250,766)		4,250,748
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $1,441,199), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $1,416,921)		1,416,916

SSgA U.S. Government Money Market Fund	4,028,952	4,028,952

TOTAL TEMPORARY CASH INVESTMENTS (Cost $42,177,532)		42,177,532

TOTAL INVESTMENT SECURITIES — 98.9% (Cost $8,779,203,839)		10,348,015,396

OTHER ASSETS AND LIABILITIES — 1.1%		116,783,043

TOTAL NET ASSETS — 100.0%		$10,464,798,439

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	26,275,579	CHF	24,771,565	Credit Suisse AG	7/31/2013	43,299
USD	1,122,459	CHF	1,061,456	Credit Suisse AG	7/31/2013	(1,588)
USD	140,201,176	EUR	107,045,044	UBS AG	7/31/2013	850,031
USD	4,645,168	EUR	3,560,798	UBS AG	7/31/2013	9,724
USD	22,891,640	JPY	2,237,200,000	Credit Suisse AG	7/31/2013	332,247
USD	675,955	JPY	67,116,000	Credit Suisse AG	7/31/2013	(826)
USD	9,837,699	SEK	66,195,912	JPMorgan Chase Bank N.A.	7/31/2013	(26,627)
USD	499,557	SEK	3,350,480	JPMorgan Chase Bank N.A.	7/31/2013	278
						1,206,538

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
MTN	-	Medium Term Note
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)

Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $108,347,350, which represented 1.0% of total net assets.
(3)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $144,459,767, which represented 1.4% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	7,385,619,134	259,568,907	—
Convertible Bonds	—	1,353,907,169	—
Convertible Preferred Stocks	—	1,063,086,625	—
Preferred Stocks	—	238,468,841	—
Exchange-Traded Funds	5,187,188	—	—
Temporary Cash Investments	4,028,952	38,148,580	—

Total Value of Investment Securities	7,394,835,274	2,953,180,122	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	1,206,538	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2013 follows:

	March 31, 2013					June 30, 2013
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

Capitol Federal Financial, Inc.	9,582,659	$1,192,986	$20,290,026	$84,411	$726,199	7,999,659	$97,115,860
Piedmont Natural Gas Co., Inc.(1)	3,799,512	1,177,849	14,368,328	449,758	1,108,446	3,396,731	(1)
WGL Holdings, Inc.	2,580,517	—	3,859,655	387,108	1,.083,817	2,482,717	107,303,029
		$2,370,835	$38,518,009	$921,277	$2,918,462		$204,418,889

(1) Company was not an affiliate at June 30, 2013.

4. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,937,456,912
Gross tax appreciation of investments	$1,451,127,834
Gross tax depreciation of investments	(40,569,350)
Net tax appreciation (depreciation) of investments	$1,410,558,484

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

June 30, 2013

Large Company Value - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%

AEROSPACE AND DEFENSE — 2.0%
General Dynamics Corp.	40,100	3,141,033
Honeywell International, Inc.	37,400	2,967,316
Raytheon Co.	68,400	4,522,608
Textron, Inc.	87,100	2,268,955

		12,899,912

AIRLINES — 0.4%
Southwest Airlines Co.	180,200	2,322,778

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	17,200	1,331,108

AUTOMOBILES — 1.2%
Ford Motor Co.	521,100	8,061,417

BEVERAGES — 0.3%
PepsiCo, Inc.	24,000	1,962,960

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	16,400	1,618,024
Gilead Sciences, Inc.(1)	35,100	1,797,471

		3,415,495

CAPITAL MARKETS — 4.1%
Ameriprise Financial, Inc.	79,000	6,389,520
Bank of New York Mellon Corp. (The)	134,800	3,781,140
BlackRock, Inc.	23,600	6,061,660
Goldman Sachs Group, Inc. (The)	56,000	8,470,000
Morgan Stanley	90,500	2,210,915

		26,913,235

CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	27,100	1,422,750
LyondellBasell Industries NV, Class A	49,500	3,279,870

		4,702,620

COMMERCIAL BANKS — 6.6%
KeyCorp	196,000	2,163,840
PNC Financial Services Group, Inc. (The)	135,500	9,880,660
U.S. Bancorp	299,600	10,830,540
Wells Fargo & Co.	480,100	19,813,727

		42,688,767

COMMERCIAL SERVICES AND SUPPLIES — 1.0%
ADT Corp. (The)	76,600	3,052,510
Avery Dennison Corp.	26,500	1,133,140
Tyco International Ltd.	70,100	2,309,795

		6,495,445

COMMUNICATIONS EQUIPMENT — 3.4%
Cisco Systems, Inc.	718,800	17,474,028

QUALCOMM, Inc.	75,800	4,629,864

		22,103,892

COMPUTERS AND PERIPHERALS — 1.4%
Apple, Inc.	11,500	4,554,920
NetApp, Inc.(1)	115,000	4,344,700

		8,899,620

CONSUMER FINANCE — 0.7%
Capital One Financial Corp.	72,900	4,578,849

DIVERSIFIED FINANCIAL SERVICES — 7.2%
Bank of America Corp.	574,200	7,384,212
Citigroup, Inc.	328,900	15,777,333
JPMorgan Chase & Co.	448,100	23,655,199

		46,816,744

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc.	358,100	12,676,740
CenturyLink, Inc.	137,100	4,846,485
Verizon Communications, Inc.	24,800	1,248,432

		18,771,657

ELECTRIC UTILITIES — 3.1%
American Electric Power Co., Inc.	83,600	3,743,608
Exelon Corp.	33,600	1,037,568
NV Energy, Inc.	149,700	3,511,962
Pinnacle West Capital Corp.	61,100	3,389,217
PPL Corp.	135,600	4,103,256
Xcel Energy, Inc.	159,000	4,506,060

		20,291,671

ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. plc	83,200	5,475,392

ENERGY EQUIPMENT AND SERVICES — 2.7%
Baker Hughes, Inc.	90,400	4,170,152
National Oilwell Varco, Inc.	119,200	8,212,880
Schlumberger Ltd.	68,500	4,908,710

		17,291,742

FOOD AND STAPLES RETAILING — 2.6%
CVS Caremark Corp.	125,100	7,153,218
Kroger Co. (The)	114,900	3,968,646
Wal-Mart Stores, Inc.	81,900	6,100,731

		17,222,595

FOOD PRODUCTS — 0.3%
Mondelez International, Inc. Class A	74,800	2,134,044

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Abbott Laboratories	206,800	7,213,184
Medtronic, Inc.	200,900	10,340,323

		17,553,507

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Aetna, Inc.	79,800	5,070,492
Quest Diagnostics, Inc.	48,900	2,964,807

WellPoint, Inc.	73,200	5,990,688

		14,025,987

HOTELS, RESTAURANTS AND LEISURE — 0.6%
Carnival Corp.	121,600	4,169,664

HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	240,700	18,531,493

INDUSTRIAL CONGLOMERATES — 3.7%
General Electric Co.	1,050,700	24,365,733

INSURANCE — 8.4%
Allstate Corp. (The)	135,200	6,505,824
American International Group, Inc.(1)	139,000	6,213,300
Berkshire Hathaway, Inc., Class B(1)	100,800	11,281,536
Chubb Corp. (The)	29,200	2,471,780
Loews Corp.	94,600	4,200,240
MetLife, Inc.	196,700	9,000,992
Principal Financial Group, Inc.	92,400	3,460,380
Prudential Financial, Inc.	81,900	5,981,157
Travelers Cos., Inc. (The)	69,700	5,570,424

		54,685,633

MACHINERY — 1.3%
Dover Corp.	25,100	1,949,266
Ingersoll-Rand plc	36,500	2,026,480
PACCAR, Inc.	79,100	4,244,506

		8,220,252

MEDIA — 2.8%
CBS Corp., Class B	62,300	3,044,601
Comcast Corp., Class A	93,300	3,907,404
Time Warner Cable, Inc.	28,800	3,239,424
Time Warner, Inc.	134,900	7,799,918

		17,991,347

METALS AND MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	193,600	5,345,296
Nucor Corp.	54,200	2,347,944

		7,693,240

MULTI-UTILITIES — 0.6%
PG&E Corp.	84,900	3,882,477

MULTILINE RETAIL — 1.6%
Macy's, Inc.	89,300	4,286,400
Target Corp.	93,100	6,410,866

		10,697,266

OIL, GAS AND CONSUMABLE FUELS — 13.8%
Apache Corp.	93,800	7,863,254
Chevron Corp.	181,300	21,455,042
Exxon Mobil Corp.	398,400	35,995,440
Marathon Petroleum Corp.	33,600	2,387,616
Occidental Petroleum Corp.	113,800	10,154,374
Royal Dutch Shell plc, Class A	184,351	5,889,828

Total SA ADR	130,700	6,365,090

		90,110,644

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	84,700	3,753,057

PHARMACEUTICALS — 8.6%
Johnson & Johnson	250,300	21,490,758
Merck & Co., Inc.	333,900	15,509,655
Pfizer, Inc.	686,900	19,240,069

		56,240,482

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Applied Materials, Inc.	245,600	3,661,896
Intel Corp.	556,700	13,483,274

		17,145,170

SOFTWARE — 2.5%
Microsoft Corp.	275,400	9,509,562
Oracle Corp.	218,600	6,715,392

		16,224,954

SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	57,300	2,343,570

TOBACCO — 0.4%
Altria Group, Inc.	64,900	2,270,851

TOTAL COMMON STOCKS (Cost $438,431,566)		644,285,270

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $838,367), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $821,222)		821,218
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $2,510,206), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $2,463,663)		2,463,653
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $835,292), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $821,221)		821,218
SSgA U.S. Government Money Market Fund	2,266,960	2,266,960

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,373,049)		6,373,049

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $444,804,615)		650,658,319

OTHER ASSETS AND LIABILITIES — 0.1%		780,999

TOTAL NET ASSETS — 100.0%		$651,439,318

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	10,214,529	EUR	7,798,898	UBS AG	7/31/2013	61,930

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	638,395,442	5,889,828	—
Temporary Cash Investments	2,266,960	4,106,089	—

Total Value of Investment Securities	640,662,402	9,995,917	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	61,930	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$474,651,701
Gross tax appreciation of investments	$179,165,942
Gross tax depreciation of investments	(3,159,324)
Net tax appreciation (depreciation) of investments	$176,006,618

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Market Neutral Value Fund

June 30, 2013

Market Neutral Value - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 73.6%

AEROSPACE AND DEFENSE — 6.2%
General Dynamics Corp.(1)	2,176	170,446
HEICO Corp., Class A(1)	26,612	982,249
Northrop Grumman Corp.(1)	523	43,305
Rockwell Collins, Inc.(1)	942	59,732

		1,255,732

AIR FREIGHT AND LOGISTICS — 1.5%
United Parcel Service, Inc., Class B(1)	3,426	296,281

AUTOMOBILES — 0.2%
Honda Motor Co. Ltd. ADR(1)	258	9,611
Toyota Motor Corp. ADR(1)	305	36,801

		46,412

BEVERAGES — 1.5%
Dr Pepper Snapple Group, Inc.(1)	1,783	81,893
PepsiCo, Inc.(1)	2,790	228,194

		310,087

CAPITAL MARKETS — 3.9%
Franklin Resources, Inc.(1)	960	130,579
Janus Capital Group, Inc.(1)	30,720	261,427
Northern Trust Corp.(1)	2,082	120,548
Silvercrest Asset Management Group, Inc., Class A(2)	13,942	167,304
T. Rowe Price Group, Inc.	1,450	106,068

		785,926

CHEMICALS — 1.4%
Mosaic Co. (The)(1)	5,317	286,108

COMMERCIAL BANKS — 2.0%
Commerce Bancshares, Inc.(1)	1,195	52,054
KeyCorp(1)	14,239	157,199
PNC Financial Services Group, Inc. (The)(1)	1,099	80,139
Westamerica Bancorp.(1)	2,599	118,748

		408,140

COMMERCIAL SERVICES AND SUPPLIES — 2.4%
ADT Corp. (The)(1)	7,212	287,398
Republic Services, Inc.(1)	2,763	93,776
Tyco International Ltd.(1)	2,807	92,491

		473,665

COMMUNICATIONS EQUIPMENT — 0.5%
Harris Corp.	2,010	98,993

CONTAINERS AND PACKAGING — 1.0%
Bemis Co., Inc.(1)	3,891	152,294
Sonoco Products Co.(1)	1,147	39,652

		191,946

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
CenturyLink, Inc.(1)	2,203	77,876
tw telecom, inc., Class A(1)(2)	870	24,482

		102,358

ELECTRIC UTILITIES — 4.4%
Empire District Electric Co. (The)	3,660	81,655
Great Plains Energy, Inc.(1)	6,590	148,539
Portland General Electric Co.	3,161	96,695
Westar Energy, Inc.(1)	7,916	252,995
Xcel Energy, Inc.(1)	10,833	307,007

		886,891

ELECTRICAL EQUIPMENT — 5.4%
ABB Ltd. ADR(1)	4,025	87,181
Brady Corp., Class A(1)	3,420	105,097
Hubbell, Inc., Class A(1)	8,831	794,790
Rockwell Automation, Inc.(1)	1,200	99,768

		1,086,836

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.5%
Molex, Inc., Class A(1)	19,958	496,156

ENERGY EQUIPMENT AND SERVICES — 0.5%
Schlumberger Ltd.(1)	1,390	99,607

FOOD AND STAPLES RETAILING — 0.8%
Sysco Corp.(1)	4,928	168,340

FOOD PRODUCTS — 4.7%
General Mills, Inc.(1)	1,225	59,449
Mondelez International, Inc. Class A(1)	3,660	104,420
Unilever NV(1)	19,662	772,913

		936,782

GAS UTILITIES — 1.9%
Laclede Group, Inc. (The)(1)	8,509	388,521

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.2%
Stryker Corp.(1)	473	30,594

HEALTH CARE PROVIDERS AND SERVICES — 1.8%
LifePoint Hospitals, Inc.(1)(2)	2,900	141,636
Quest Diagnostics, Inc.(1)	3,694	223,967

		365,603

HOTELS, RESTAURANTS AND LEISURE — 1.2%
Carnival Corp.(1)	7,306	250,523

HOUSEHOLD DURABLES — 1.3%
Lennar Corp., Class B(1)	9,144	259,232

HOUSEHOLD PRODUCTS — 0.5%
Procter & Gamble Co. (The)(1)	1,227	94,467

INDUSTRIAL CONGLOMERATES — 1.3%
Koninklijke Philips Electronics NV(1)	9,535	259,257

INSURANCE — 2.6%
Chubb Corp. (The)(1)	985	83,380
Crawford & Co. Class A(1)	27,518	139,516

MetLife, Inc.(1)	5,471	250,353
Symetra Financial Corp.(1)	2,601	41,590

		514,839

LEISURE EQUIPMENT AND PRODUCTS — 1.2%
Hasbro, Inc.(1)	5,543	248,493

LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Agilent Technologies, Inc.(1)	5,537	236,762

MACHINERY — 0.5%
Woodward, Inc.(1)	2,454	98,160

MULTI-UTILITIES — 0.7%
PG&E Corp.(1)	3,225	147,479

MULTILINE RETAIL — 1.2%
Nordstrom, Inc.(1)	860	51,548
Target Corp.(1)	2,880	198,317

		249,865

OIL, GAS AND CONSUMABLE FUELS — 7.4%
Apache Corp.(1)	100	8,383
Imperial Oil Ltd.(1)	622	23,766
Linn Energy LLC(1)	844	28,004
Occidental Petroleum Corp.(1)	3,927	350,406
PAA Natural Gas Storage LP(1)	7,595	159,799
Royal Dutch Shell plc, Class A, ADR(1)	12,100	771,980
Tallgrass Energy Partners LP(2)	4,760	99,960
Total SA ADR(1)	587	28,587
Williams Partners LP	573	29,567

		1,500,452

PERSONAL PRODUCTS — 1.2%
Coty, Inc. Class A(1)(2)	14,030	241,035

PHARMACEUTICALS — 1.6%
Johnson & Johnson(1)	2,279	195,675
Mallinckrodt plc(2)(3)	2,780	126,295

		321,970

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.0%
Annaly Capital Management, Inc.(1)	12,340	155,114
Corrections Corp. of America(1)	3,108	105,268
Piedmont Office Realty Trust, Inc., Class A(1)	7,540	134,815

		395,197

ROAD AND RAIL — 1.1%
Heartland Express, Inc.(1)	8,509	118,020
Union Pacific Corp.(1)	650	100,282

		218,302

SPECIALTY RETAIL — 0.6%
Bed Bath & Beyond, Inc.(1)(2)	1,787	126,698

THRIFTS AND MORTGAGE FINANCE — 0.2%
Capitol Federal Financial, Inc.(1)	4,070	49,410

TRADING COMPANIES AND DISTRIBUTORS — 1.5%
Rush Enterprises, Inc., Class B(1)(2)	14,354	308,898

WIRELESS TELECOMMUNICATION SERVICES — 3.0%
Rogers Communications, Inc., Class B	1,280	50,176
Telephone & Data Systems, Inc.(1)	16,488	406,429
Vodafone Group plc ADR(1)	5,278	151,690

		608,295

TOTAL COMMON STOCKS (Cost $14,046,293)		14,844,312

EXCHANGE-TRADED FUNDS — 4.1%

iShares Russell 1000 Value Index Fund(1)	8,351	699,730
iShares Russell Midcap Value Index Fund	2,050	118,736

TOTAL EXCHANGE-TRADED FUNDS (Cost $738,152)		818,466

CONVERTIBLE BONDS — 0.6%

PAPER AND FOREST PRODUCTS — 0.6%
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15(1) (Cost $99,731)	75,000	126,281

TEMPORARY CASH INVESTMENTS — 18.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $487,898), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $477,920)		477,918
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,460,846), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $1,433,759)		1,433,753
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $486,108), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $477,920)		477,918
SSgA U.S. Government Money Market Fund	1,319,287	1,319,287

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,708,876)		3,708,876

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 96.7% (Cost $18,593,052)		19,497,935

SECURITIES SOLD SHORT — (78.3)%

COMMON STOCKS SOLD SHORT — (62.8)%

AEROSPACE AND DEFENSE — (6.7)%
Boeing Co. (The)	(1,025)	(105,001)
HEICO Corp.	(19,344)	(974,357)
Honeywell International, Inc.	(1,593)	(126,389)
Lockheed Martin Corp.	(1,336)	(144,902)

		(1,350,649)

AIR FREIGHT AND LOGISTICS — (0.4)%
FedEx Corp.	(770)	(75,907)

AUTOMOBILES — (0.2)%
General Motors Co.	(1,410)	(46,967)

BEVERAGES — (1.5)%
Coca-Cola Co. (The)	(7,735)	(310,251)

BIOTECHNOLOGY — (0.6)%
Amgen, Inc.	(1,171)	(115,531)

CAPITAL MARKETS — (1.8)%
Ameriprise Financial, Inc.	(2,290)	(185,215)
Bank of New York Mellon Corp. (The)	(4,351)	(122,046)
BlackRock, Inc.	(200)	(51,370)

		(358,631)

COMMERCIAL BANKS — (1.4)%
Fifth Third Bancorp.	(16,073)	(290,118)

COMMERCIAL SERVICES AND SUPPLIES — (0.5)%
Waste Management, Inc.	(2,320)	(93,566)

DIVERSIFIED FINANCIAL SERVICES — (0.6)%
JPMorgan Chase & Co.	(2,271)	(119,886)

DIVERSIFIED TELECOMMUNICATION SERVICES — (1.5)%
Verizon Communications, Inc.	(5,267)	(265,141)
Windstream Corp.	(4,986)	(38,442)

		(303,583)

ELECTRIC UTILITIES — (2.9)%
Duke Energy Corp.	(4,537)	(306,247)
Southern Co. (The)	(6,192)	(273,253)

		(579,500)

ELECTRICAL EQUIPMENT — (4.9)%
Eaton Corp. plc	(1,495)	(98,386)
Emerson Electric Co.	(1,775)	(96,808)
Hubbell, Inc., Class B	(7,986)	(790,614)

		(985,808)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (2.4)%
Molex, Inc.	(16,865)	(494,819)

ENERGY EQUIPMENT AND SERVICES — (0.5)%
Halliburton Co.	(2,370)	(98,876)

FOOD AND STAPLES RETAILING — (0.4)%
Wal-Mart Stores, Inc.	(1,070)	(79,704)

FOOD PRODUCTS — (4.9)%
ConAgra Foods, Inc.	(3,028)	(105,768)
Kellogg Co.	(911)	(58,514)
Unilever plc ADR	(20,169)	(815,836)

		(980,118)

HEALTH CARE PROVIDERS AND SERVICES — (1.8)%
HCA Holdings, Inc.	(3,991)	(143,915)
Laboratory Corp. of America Holdings	(2,229)	(223,123)

		(367,038)

HOTELS, RESTAURANTS AND LEISURE — (2.1)%
Carnival plc ADR	(4,334)	(151,950)
Darden Restaurants, Inc.	(990)	(49,975)
McDonald's Corp.	(1,210)	(119,790)

Royal Caribbean Cruises Ltd.	(2,965)	(98,853)

		(420,568)

HOUSEHOLD DURABLES — (1.3)%
Lennar Corp., Class A	(7,170)	(258,407)

HOUSEHOLD PRODUCTS — (0.3)%
Kimberly-Clark Corp.	(537)	(52,164)

INSURANCE — (2.5)%
Berkshire Hathaway, Inc., Class B	(744)	(83,268)
Crawford & Co. Class B	(24,340)	(136,791)
Prudential Financial, Inc.	(3,991)	(291,463)

		(511,522)

IT SERVICES — (0.6)%
Paychex, Inc.	(3,270)	(119,420)

LEISURE EQUIPMENT AND PRODUCTS — (1.2)%
Mattel, Inc.	(5,515)	(249,885)

LIFE SCIENCES TOOLS AND SERVICES — (0.9)%
Thermo Fisher Scientific, Inc.	(2,102)	(177,892)

MACHINERY — (3.6)%
Caterpillar, Inc.	(4,294)	(354,212)
Deere & Co.	(4,651)	(377,894)

		(732,106)

MULTILINE RETAIL — (1.9)%
Kohl's Corp.	(2,360)	(119,204)
Macy's, Inc.	(3,751)	(180,048)
Sears Holdings Corp.	(1,825)	(76,796)

		(376,048)

OIL, GAS AND CONSUMABLE FUELS — (7.5)%
ConocoPhillips	(6,803)	(411,581)
Kinder Morgan Management LLC	(1,189)	(99,389)
LinnCo LLC	(786)	(29,294)
Plains All American Pipeline LP	(3,423)	(191,038)
Royal Dutch Shell plc, Class B, ADR	(11,664)	(772,973)

		(1,504,275)

PAPER AND FOREST PRODUCTS — (0.9)%
International Paper Co.	(4,351)	(192,793)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (1.3)%
Boston Properties, Inc.	(1,280)	(135,002)
Rayonier, Inc.	(2,277)	(126,123)

		(261,125)

ROAD AND RAIL — (2.2)%
CSX Corp.	(9,525)	(220,885)
Norfolk Southern Corp.	(1,400)	(101,710)
Werner Enterprises, Inc.	(4,898)	(118,384)

		(440,979)

TRADING COMPANIES AND DISTRIBUTORS — (1.5)%
Rush Enterprises, Inc., Class A	(12,550)	(310,613)

WIRELESS TELECOMMUNICATION SERVICES — (2.0)%
United States Cellular Corp.	(11,084)	(406,672)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $12,429,935)		(12,665,421)

EXCHANGE-TRADED FUNDS SOLD SHORT — (15.5)%

Consumer Discretionary Select Sector SPDR Fund	(6,240)	(351,936)
Financial Select Sector SPDR Fund	(15,810)	(308,137)
Industrial Select Sector SPDR Fund	(7,923)	(337,282)
iShares Dow Jones US Medical Devices Index Fund	(1,441)	(113,161)
iShares Russell 1000 Growth Index Fund	(6,947)	(505,325)
iShares Russell Microcap Index Fund	(2,550)	(157,386)
Market Vectors Pharmaceutical ETF	(2,840)	(129,135)
Utilities Select Sector SPDR Fund	(22,568)	(849,234)
Vanguard REIT ETF	(5,543)	(380,915)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $3,101,871)		(3,132,511)

TOTAL SECURITIES SOLD SHORT — (78.3)% (Proceeds $15,531,806)		(15,797,932)

OTHER ASSETS AND LIABILITIES(4) — 81.6%		16,459,024

TOTAL NET ASSETS — 100.0%		$20,159,027

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	19,940	CAD	20,994	JPMorgan Chase Bank N.A.	7/31/2013	(8)
USD	46,832	CAD	49,283	JPMorgan Chase Bank N.A.	7/31/2013	4
USD	76,007	CHF	71,656	Credit Suisse AG	7/31/2013	125
USD	2,720	CHF	2,571	Credit Suisse AG	7/31/2013	(2)
USD	227,272	EUR	173,525	UBS AG	7/31/2013	1,378
USD	12,653	EUR	9,699	UBS AG	7/31/2013	27
USD	35,998	JPY	3,518,047	Credit Suisse AG	7/31/2013	522
USD	4,867	JPY	478,858	Credit Suisse AG	7/31/2013	38
USD	1,338	JPY	132,866	Credit Suisse AG	7/31/2013	(2)
						2,082

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $12,067,634.

(2)	Non-income producing.
(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)	Amount relates primarily to deposits with brokers for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	12,652,350	—	—
Foreign Common Stocks	2,191,962	—	—
Exchange-Traded Funds	818,466	—	—
Convertible Bonds	—	126,281	—
Temporary Cash Investments	1,319,287	2,389,589	—

Total Value of Investment Securities	16,982,065	2,515,870	—

Securities Sold Short
Domestic Common Stocks	(10,924,662)	—	—
Foreign Common Stocks	(1,740,759)	—	—
Exchange-Traded Funds	(3,132,511)	—	—

Total Value of Securities Sold Short	(15,797,932)	—	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	2,082	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,769,699
Gross tax appreciation of investments	$878,600
Gross tax depreciation of investments	(150,364)
Net tax appreciation (depreciation) of investments	$728,236
Net tax appreciation (depreciation) on securities sold short	$(766,868)
Net tax appreciation (depreciation)	$(38,632)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

June 30, 2013

NT Large Company Value - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 2.0%
General Dynamics Corp.	61,000	4,778,130
Honeywell International, Inc.	57,400	4,554,116
Raytheon Co.	104,100	6,883,092
Textron, Inc.	132,700	3,456,835

		19,672,173

AIRLINES — 0.4%
Southwest Airlines Co.	275,900	3,556,351

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	25,500	1,973,445

AUTOMOBILES — 1.2%
Ford Motor Co.	793,900	12,281,633

BEVERAGES — 0.3%
PepsiCo, Inc.	36,600	2,993,514

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	25,000	2,466,500
Gilead Sciences, Inc.(1)	53,800	2,755,098

		5,221,598

CAPITAL MARKETS — 4.1%
Ameriprise Financial, Inc.	120,400	9,737,952
Bank of New York Mellon Corp. (The)	203,200	5,699,760
BlackRock, Inc.	36,000	9,246,600
Goldman Sachs Group, Inc. (The)	84,900	12,841,125
Morgan Stanley	137,600	3,361,568

		40,887,005

CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	41,200	2,163,000
LyondellBasell Industries NV, Class A	75,400	4,996,004

		7,159,004

COMMERCIAL BANKS — 6.6%
KeyCorp	300,300	3,315,312
PNC Financial Services Group, Inc. (The)	205,300	14,970,476
U.S. Bancorp	456,500	16,502,475
Wells Fargo & Co.	731,800	30,201,386

		64,989,649

COMMERCIAL SERVICES AND SUPPLIES — 1.0%
ADT Corp. (The)	116,700	4,650,495
Avery Dennison Corp.	39,400	1,684,744
Tyco International Ltd.	106,700	3,515,765

		9,851,004

COMMUNICATIONS EQUIPMENT — 3.4%
Cisco Systems, Inc.	1,095,600	26,634,036

QUALCOMM, Inc.	115,500	7,054,740

		33,688,776

COMPUTERS AND PERIPHERALS — 1.4%
Apple, Inc.	17,500	6,931,400
NetApp, Inc.(1)	175,200	6,619,056

		13,550,456

CONSUMER FINANCE — 0.7%
Capital One Financial Corp.	111,700	7,015,877

DIVERSIFIED FINANCIAL SERVICES — 7.2%
Bank of America Corp.	874,800	11,249,928
Citigroup, Inc.	501,100	24,037,767
JPMorgan Chase & Co.	682,700	36,039,733

		71,327,428

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc.	542,500	19,204,500
CenturyLink, Inc.	207,700	7,342,195
Verizon Communications, Inc.	37,900	1,907,886

		28,454,581

ELECTRIC UTILITIES — 3.1%
American Electric Power Co., Inc.	128,100	5,736,318
Exelon Corp.	51,000	1,574,880
NV Energy, Inc.	229,600	5,386,416
Pinnacle West Capital Corp.	93,100	5,164,257
PPL Corp.	205,000	6,203,300
Xcel Energy, Inc.	242,200	6,863,948

		30,929,119

ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. plc	126,600	8,331,546

ENERGY EQUIPMENT AND SERVICES — 2.7%
Baker Hughes, Inc.	137,700	6,352,101
National Oilwell Varco, Inc.	181,600	12,512,240
Schlumberger Ltd.	103,900	7,445,474

		26,309,815

FOOD AND STAPLES RETAILING — 2.6%
CVS Caremark Corp.	190,600	10,898,508
Kroger Co. (The)	175,100	6,047,954
Wal-Mart Stores, Inc.	124,800	9,296,352

		26,242,814

FOOD PRODUCTS — 0.3%
Mondelez International, Inc. Class A	114,000	3,252,420

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Abbott Laboratories	315,100	10,990,688
Medtronic, Inc.	304,300	15,662,321

		26,653,009

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Aetna, Inc.	121,600	7,726,464
Quest Diagnostics, Inc.	75,000	4,547,250

WellPoint, Inc.	111,500	9,125,160

		21,398,874

HOTELS, RESTAURANTS AND LEISURE — 0.6%
Carnival Corp.	185,300	6,353,937

HOUSEHOLD PRODUCTS — 2.9%
Procter & Gamble Co. (The)	366,700	28,232,233

INDUSTRIAL CONGLOMERATES — 3.7%
General Electric Co.	1,601,400	37,136,466

INSURANCE — 8.4%
Allstate Corp. (The)	206,000	9,912,720
American International Group, Inc.(1)	211,800	9,467,460
Berkshire Hathaway, Inc., Class B(1)	153,600	17,190,912
Chubb Corp. (The)	44,500	3,766,925
Loews Corp.	144,200	6,402,480
MetLife, Inc.	299,700	13,714,272
Principal Financial Group, Inc.	140,100	5,246,745
Prudential Financial, Inc.	124,800	9,114,144
Travelers Cos., Inc. (The)	105,000	8,391,600

		83,207,258

MACHINERY — 1.3%
Dover Corp.	38,200	2,966,612
Ingersoll-Rand plc	55,600	3,086,912
PACCAR, Inc.	120,500	6,466,030

		12,519,554

MEDIA — 2.8%
CBS Corp., Class B	94,900	4,637,763
Comcast Corp., Class A	142,100	5,951,148
Time Warner Cable, Inc.	43,800	4,926,624
Time Warner, Inc.	205,600	11,887,792

		27,403,327

METALS AND MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	294,400	8,128,384
Nucor Corp.	82,400	3,569,568

		11,697,952

MULTI-UTILITIES — 0.6%
PG&E Corp.	129,200	5,908,316

MULTILINE RETAIL — 1.6%
Macy's, Inc.	136,100	6,532,800
Target Corp.	141,800	9,764,348

		16,297,148

OIL, GAS AND CONSUMABLE FUELS — 13.9%
Apache Corp.	143,500	12,029,605
Chevron Corp.	276,300	32,697,342
Exxon Mobil Corp.	607,000	54,842,450
Marathon Petroleum Corp.	50,900	3,616,954
Occidental Petroleum Corp.	173,400	15,472,482
Royal Dutch Shell plc, Class A	281,482	8,993,064

Total SA ADR	200,700	9,774,090

		137,425,987

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	129,000	5,715,990

PHARMACEUTICALS — 8.6%
Johnson & Johnson	381,300	32,738,418
Merck & Co., Inc.	508,900	23,638,405
Pfizer, Inc.	1,045,400	29,281,654

		85,658,477

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Applied Materials, Inc.	374,200	5,579,322
Intel Corp.	848,200	20,543,404

		26,122,726

SOFTWARE — 2.5%
Microsoft Corp.	419,500	14,485,335
Oracle Corp.	333,000	10,229,760

		24,715,095

SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	87,300	3,570,570

TOTAL COMMON STOCKS (Cost $750,751,360)		977,705,127

EXCHANGE-TRADED FUNDS — 0.3%

SPDR S&P 500 ETF Trust (Cost $2,308,452)	21,600	3,456,216

TEMPORARY CASH INVESTMENTS — 1.1%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $1,381,165), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $1,352,920)		1,352,913
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $4,135,432), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $4,058,756)		4,058,739
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $1,376,099), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $1,352,918)		1,352,913
SSgA U.S. Government Money Market Fund	3,734,698	3,734,698

TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,499,263)		10,499,263

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $763,559,075)	991,660,606

OTHER ASSETS AND LIABILITIES — (0.1)%	(1,362,242)

TOTAL NET ASSETS — 100.0%	$990,298,364

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	15,642,483	EUR	11,943,197	UBS AG	7/31/2013	94,839

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	968,712,063	8,993,064	—
Exchange-Traded Funds	3,456,216	—	—
Temporary Cash Investments	3,734,698	6,764,565	—

Total Value of Investment Securities	975,902,977	15,757,629	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	94,839	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$783,627,606
Gross tax appreciation of investments	$212,426,339
Gross tax depreciation of investments	(4,393,339)
Net tax appreciation (depreciation) of investments	$208,033,000

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

June 30, 2013

Mid Cap Value - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.7%

AEROSPACE AND DEFENSE — 3.2%
General Dynamics Corp.	668,464	52,360,785
Northrop Grumman Corp.	483,356	40,021,877
Raytheon Co.	513,815	33,973,448

		126,356,110

AIRLINES — 0.6%
Southwest Airlines Co.	1,927,120	24,840,577

AUTO COMPONENTS — 0.5%
Autoliv, Inc.	242,406	18,759,800

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	780,721	35,858,516

CAPITAL MARKETS — 4.6%
Charles Schwab Corp. (The)	1,510,993	32,078,381
Franklin Resources, Inc.	173,370	23,581,788
Northern Trust Corp.	1,863,983	107,924,616
State Street Corp.	226,478	14,768,630

		178,353,415

COMMERCIAL BANKS — 5.5%
Comerica, Inc.	645,930	25,727,392
Commerce Bancshares, Inc.	1,068,955	46,563,680
Cullen/Frost Bankers, Inc.	395,177	26,385,968
KeyCorp	1,442,519	15,925,410
PNC Financial Services Group, Inc. (The)	651,171	47,483,389
SunTrust Banks, Inc.	730,227	23,053,267
Westamerica Bancorp.	656,122	29,978,214

		215,117,320

COMMERCIAL SERVICES AND SUPPLIES — 6.8%
ADT Corp. (The)	1,693,556	67,488,207
Republic Services, Inc.	3,832,403	130,071,758
Tyco International Ltd.	1,496,967	49,325,063
Waste Management, Inc.	489,353	19,735,606

		266,620,634

COMMUNICATIONS EQUIPMENT — 0.1%
Harris Corp.	95,120	4,684,660

COMPUTERS AND PERIPHERALS — 1.0%
SanDisk Corp.(1)	224,203	13,698,803
Western Digital Corp.	377,635	23,447,357

		37,146,160

CONTAINERS AND PACKAGING — 1.3%
Bemis Co., Inc.	681,735	26,683,108
Sonoco Products Co.	700,620	24,220,433

		50,903,541

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
CenturyLink, Inc.	1,072,183	37,901,669

tw telecom, inc., Class A(1)	1,053,507	29,645,687

		67,547,356

ELECTRIC UTILITIES — 6.5%
Empire District Electric Co. (The)	1,221,814	27,258,670
Great Plains Energy, Inc.	2,667,948	60,135,548
IDACORP, Inc.	341,793	16,324,034
Northeast Utilities	395,592	16,622,776
NV Energy, Inc.	570,503	13,384,000
Portland General Electric Co.	996,595	30,485,841
Westar Energy, Inc.	1,516,292	48,460,692
Xcel Energy, Inc.	1,393,055	39,479,179

		252,150,740

ELECTRICAL EQUIPMENT — 2.0%
ABB Ltd. ADR	1,169,428	25,329,811
Brady Corp., Class A	475,543	14,613,436
Regal-Beloit Corp.	269,720	17,488,645
Rockwell Automation, Inc.	252,110	20,960,425

		78,392,317

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Molex, Inc., Class A	785,681	19,532,030
TE Connectivity Ltd.	648,580	29,536,333

		49,068,363

ENERGY EQUIPMENT AND SERVICES — 0.7%
Helmerich & Payne, Inc.	419,693	26,209,828

FOOD AND STAPLES RETAILING — 1.5%
Sysco Corp.	1,752,866	59,877,903

FOOD PRODUCTS — 2.2%
ConAgra Foods, Inc.	278,456	9,726,468
General Mills, Inc.	400,868	19,454,124
Kellogg Co.	374,709	24,067,559
Kraft Foods Group, Inc.	143,998	8,045,168
Mondelez International, Inc. Class A	919,380	26,229,912

		87,523,231

GAS UTILITIES — 2.0%
AGL Resources, Inc.	1,084,886	46,498,214
Laclede Group, Inc. (The)	684,077	31,234,956

		77,733,170

HEALTH CARE EQUIPMENT AND SUPPLIES — 7.0%
Becton Dickinson and Co.	295,236	29,178,174
Boston Scientific Corp.(1)	2,403,941	22,284,533
CareFusion Corp.(1)	1,479,558	54,521,713
Medtronic, Inc.	752,730	38,743,013
STERIS Corp.	533,606	22,881,025
Stryker Corp.	776,982	50,255,196
Varian Medical Systems, Inc.(1)	173,180	11,680,991
Zimmer Holdings, Inc.	555,762	41,648,804

		271,193,449

HEALTH CARE PROVIDERS AND SERVICES — 4.0%
CIGNA Corp.	238,732	17,305,683
Humana, Inc.	384,635	32,455,501
LifePoint Hospitals, Inc.(1)	935,311	45,680,589
Patterson Cos., Inc.	767,651	28,863,678
Quest Diagnostics, Inc.	550,843	33,397,611

		157,703,062

HOTELS, RESTAURANTS AND LEISURE — 2.4%
Carnival Corp.	956,387	32,794,510
CEC Entertainment, Inc.	600,339	24,637,913
International Game Technology	1,802,097	30,113,041
International Speedway Corp., Class A	236,399	7,439,476

		94,984,940

INDUSTRIAL CONGLOMERATES — 1.3%
Koninklijke Philips Electronics NV	1,852,954	50,517,173

INSURANCE — 7.2%
ACE Ltd.	330,542	29,576,898
Allstate Corp. (The)	354,180	17,043,142
Aon plc	303,682	19,541,937
Chubb Corp. (The)	463,906	39,269,643
HCC Insurance Holdings, Inc.	767,546	33,088,908
Marsh & McLennan Cos., Inc.	859,373	34,306,170
Reinsurance Group of America, Inc.	572,212	39,545,571
Symetra Financial Corp.	1,433,985	22,929,420
Travelers Cos., Inc. (The)	267,400	21,370,608
Unum Group	781,091	22,940,643

		279,612,940

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	216,825	9,720,265

LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Agilent Technologies, Inc.	1,135,602	48,558,341

MACHINERY — 1.0%
Kaydon Corp.	880,224	24,250,171
Woodward, Inc.	376,108	15,044,320

		39,294,491

MEDIA — 0.6%
Time Warner Cable, Inc.	199,406	22,429,187

METALS AND MINING — 1.8%
Newmont Mining Corp.	1,426,833	42,733,648
Nucor Corp.	668,766	28,970,943

		71,704,591

MULTI-UTILITIES — 2.2%
Consolidated Edison, Inc.	671,180	39,136,506
PG&E Corp.	1,037,861	47,461,383

		86,597,889

MULTILINE RETAIL — 0.7%
Target Corp.	423,851	29,186,380

OIL, GAS AND CONSUMABLE FUELS — 7.5%
Apache Corp.	539,382	45,216,393
Devon Energy Corp.	714,822	37,084,965
Imperial Oil Ltd.	2,522,136	96,285,785
Murphy Oil Corp.	544,521	33,155,884
Peabody Energy Corp.	397,435	5,818,448
Southwestern Energy Co.(1)	1,075,804	39,299,120
Spectra Energy Partners LP	98,468	4,529,528
Williams Partners LP	611,701	31,563,772

		292,953,895

PHARMACEUTICALS — 1.2%
Hospira, Inc.(1)	1,024,664	39,254,878
Mallinckrodt plc(1)(2)	130,290	5,919,075

		45,173,953

REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.0%
American Tower Corp.	531,954	38,923,074
Annaly Capital Management, Inc.	3,095,354	38,908,600
Boston Properties, Inc.	91,630	9,664,216
Corrections Corp. of America	1,153,520	39,069,723
Federal Realty Investment Trust	188,280	19,520,870
Piedmont Office Realty Trust, Inc., Class A	2,745,449	49,088,628

		195,175,111

ROAD AND RAIL — 1.0%
Heartland Express, Inc.	2,685,624	37,249,605

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.4%
Analog Devices, Inc.	280,779	12,651,902
Applied Materials, Inc.	3,266,602	48,705,036
Avago Technologies Ltd.	520,270	19,447,692
KLA-Tencor Corp.	340,024	18,949,537
Maxim Integrated Products, Inc.	405,370	11,261,179
Microchip Technology, Inc.	540,019	20,115,708
Teradyne, Inc.(1)	2,346,272	41,223,999

		172,355,053

SPECIALTY RETAIL — 1.8%
Bed Bath & Beyond, Inc.(1)	127,162	9,015,786
Lowe's Cos., Inc.	1,463,620	59,862,058

		68,877,844

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	172,480	9,846,883

THRIFTS AND MORTGAGE FINANCE — 1.9%
Capitol Federal Financial, Inc.	2,013,368	24,442,288
People's United Financial, Inc.	3,350,035	49,915,521

		74,357,809

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	529,683	20,750,156

TOTAL COMMON STOCKS (Cost $3,219,158,142)		3,735,386,658

EXCHANGE-TRADED FUNDS — 3.0%

iShares Russell Midcap Value Index Fund (Cost $96,044,416)	2,013,203	116,604,718

TEMPORARY CASH INVESTMENTS — 2.4%

Federal Home Loan Bank Discount Notes, 0.00%, 7/1/13(3)	75,000,000	75,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $2,483,692), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $2,432,900)		2,432,888
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $7,436,578), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $7,298,693)		7,298,663
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $2,474,583), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $2,432,896)		2,432,888
SSgA U.S. Government Money Market Fund	6,715,192	6,715,192

TOTAL TEMPORARY CASH INVESTMENTS (Cost $93,879,631)		93,879,631

TOTAL INVESTMENT SECURITIES — 101.1% (Cost $3,409,082,189)		3,945,871,007

OTHER ASSETS AND LIABILITIES — (1.1)%		(43,333,871)

TOTAL NET ASSETS — 100.0%		$3,902,537,136

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	95,702,094	CAD	100,759,471	JPMorgan Chase Bank N.A.	7/31/2013	(38,618)
USD	3,061,644	CAD	3,211,695	JPMorgan Chase Bank N.A.	7/31/2013	9,921
USD	20,549,977	CHF	19,373,697	Credit Suisse AG	7/31/2013	33,864
USD	663,392	CHF	627,338	Credit Suisse AG	7/31/2013	(939)
USD	40,294,080	EUR	30,764,945	UBS AG	7/31/2013	244,301
USD	1,346,365	EUR	1,034,431	UBS AG	7/31/2013	(257)
USD	1,074,203	EUR	823,441	UBS AG	7/31/2013	2,249
USD	987,949	EUR	759,538	UBS AG	7/31/2013	(817)
						249,704

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

(1)		Non-income producing.
(2)		When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)		The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	3,517,824,858	—	—
Foreign Common Stocks	50,008,686	167,553,114	—
Exchange-Traded Funds	116,604,718	—	—
Temporary Cash Investments	6,715,192	87,164,439	—

Total Value of Investment Securities	3,691,153,454	254,717,553	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	249,704	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,456,615,060
Gross tax appreciation of investments	$534,036,130
Gross tax depreciation of investments	(44,780,183)
Net tax appreciation (depreciation) of investments	$489,255,947

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

June 30, 2013

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.1%

AEROSPACE AND DEFENSE — 3.2%
General Dynamics Corp.	77,033	6,033,995
Northrop Grumman Corp.	55,702	4,612,125
Raytheon Co.	59,214	3,915,230

		14,561,350

AIRLINES — 0.6%
Southwest Airlines Co.	220,258	2,839,126

AUTO COMPONENTS — 0.5%
Autoliv, Inc.	27,930	2,161,503

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	89,705	4,120,151

CAPITAL MARKETS — 4.6%
Charles Schwab Corp. (The)	175,449	3,724,782
Franklin Resources, Inc.	20,094	2,733,186
Northern Trust Corp.	214,799	12,436,862
State Street Corp.	26,103	1,702,177

		20,597,007

COMMERCIAL BANKS — 5.5%
Comerica, Inc.	74,612	2,971,796
Commerce Bancshares, Inc.	123,361	5,373,605
Cullen/Frost Bankers, Inc.	45,541	3,040,773
KeyCorp	169,631	1,872,726
PNC Financial Services Group, Inc. (The)	75,034	5,471,479
SunTrust Banks, Inc.	84,148	2,656,552
Westamerica Bancorp.	75,607	3,454,484

		24,841,415

COMMERCIAL SERVICES AND SUPPLIES — 6.9%
ADT Corp. (The)	195,158	7,777,046
Republic Services, Inc.	441,628	14,988,854
Tyco International Ltd.	173,821	5,727,402
Waste Management, Inc.	56,339	2,272,152

		30,765,454

COMMUNICATIONS EQUIPMENT — 0.1%
Harris Corp.	10,960	539,780

COMPUTERS AND PERIPHERALS — 1.0%
SanDisk Corp.(1)	25,873	1,580,840
Western Digital Corp.	43,515	2,701,847

		4,282,687

CONTAINERS AND PACKAGING — 1.3%
Bemis Co., Inc.	78,558	3,074,760
Sonoco Products Co.	80,737	2,791,078

		5,865,838

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
CenturyLink, Inc.	123,494	4,365,513

tw telecom, inc., Class A(1)	120,805	3,399,453

		7,764,966

ELECTRIC UTILITIES — 6.5%
Empire District Electric Co. (The)	143,316	3,197,380
Great Plains Energy, Inc.	307,447	6,929,855
IDACORP, Inc.	39,772	1,899,511
Northeast Utilities	46,369	1,948,425
NV Energy, Inc.	67,222	1,577,028
Portland General Electric Co.	114,843	3,513,047
Westar Energy, Inc.	174,731	5,584,403
Xcel Energy, Inc.	160,531	4,549,449

		29,199,098

ELECTRICAL EQUIPMENT — 2.0%
ABB Ltd. ADR	134,744	2,918,555
Brady Corp., Class A	54,366	1,670,667
Regal-Beloit Corp.	30,790	1,996,424
Rockwell Automation, Inc.	28,830	2,396,926

		8,982,572

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Molex, Inc., Class A	91,361	2,271,234
TE Connectivity Ltd.	75,155	3,422,559

		5,693,793

ENERGY EQUIPMENT AND SERVICES — 0.7%
Helmerich & Payne, Inc.	48,362	3,020,207

FOOD AND STAPLES RETAILING — 1.5%
Sysco Corp.	201,993	6,900,081

FOOD PRODUCTS — 2.3%
ConAgra Foods, Inc.	32,091	1,120,939
General Mills, Inc.	46,407	2,252,132
Kellogg Co.	43,184	2,773,708
Kraft Foods Group, Inc.	16,647	930,068
Mondelez International, Inc. Class A	106,750	3,045,577

		10,122,424

GAS UTILITIES — 2.0%
AGL Resources, Inc.	125,517	5,379,659
Laclede Group, Inc. (The)	79,531	3,631,385

		9,011,044

HEALTH CARE EQUIPMENT AND SUPPLIES — 7.0%
Becton Dickinson and Co.	34,456	3,405,286
Boston Scientific Corp.(1)	279,732	2,593,116
CareFusion Corp.(1)	171,450	6,317,932
Medtronic, Inc.	86,677	4,461,265
STERIS Corp.	62,219	2,667,951
Stryker Corp.	89,539	5,791,383
Varian Medical Systems, Inc.(1)	19,550	1,318,648
Zimmer Holdings, Inc.	64,046	4,799,607

		31,355,188

HEALTH CARE PROVIDERS AND SERVICES — 4.1%
CIGNA Corp.	27,514	1,994,490
Humana, Inc.	44,761	3,776,933
LifePoint Hospitals, Inc.(1)	108,151	5,282,095
Patterson Cos., Inc.	88,460	3,326,096
Quest Diagnostics, Inc.	64,158	3,889,899

		18,269,513

HOTELS, RESTAURANTS AND LEISURE — 2.4%
Carnival Corp.	110,550	3,790,760
CEC Entertainment, Inc.	69,286	2,843,497
International Game Technology	208,825	3,489,466
International Speedway Corp., Class A	27,241	857,274

		10,980,997

INDUSTRIAL CONGLOMERATES — 1.3%
Koninklijke Philips Electronics NV	213,536	5,821,642

INSURANCE — 7.2%
ACE Ltd.	38,125	3,411,425
Allstate Corp. (The)	41,122	1,978,791
Aon plc	35,043	2,255,017
Chubb Corp. (The)	53,461	4,525,474
HCC Insurance Holdings, Inc.	88,452	3,813,166
Marsh & McLennan Cos., Inc.	99,029	3,953,238
Reinsurance Group of America, Inc.	65,939	4,557,044
Symetra Financial Corp.	165,243	2,642,235
Travelers Cos., Inc. (The)	30,818	2,462,974
Unum Group	91,384	2,683,948

		32,283,312

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	24,984	1,120,033

LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Agilent Technologies, Inc.	130,861	5,595,616

MACHINERY — 1.0%
Kaydon Corp.	101,436	2,794,562
Woodward, Inc.	44,382	1,775,280

		4,569,842

MEDIA — 0.6%
Time Warner Cable, Inc.	23,016	2,588,840

METALS AND MINING — 1.8%
Newmont Mining Corp.	163,804	4,905,930
Nucor Corp.	77,498	3,357,213

		8,263,143

MULTI-UTILITIES — 2.2%
Consolidated Edison, Inc.	77,340	4,509,696
PG&E Corp.	119,595	5,469,079

		9,978,775

MULTILINE RETAIL — 0.8%
Target Corp.	48,843	3,363,329

OIL, GAS AND CONSUMABLE FUELS — 7.5%
Apache Corp.	62,155	5,210,454
Devon Energy Corp.	82,803	4,295,819
Imperial Oil Ltd.	291,344	11,122,432
Murphy Oil Corp.	62,751	3,820,908
Peabody Energy Corp.	45,798	670,483
Southwestern Energy Co.(1)	124,679	4,554,524
Spectra Energy Partners LP	11,367	522,882
Williams Partners LP	70,885	3,657,666

		33,855,168

PHARMACEUTICALS — 1.2%
Hospira, Inc.(1)	118,081	4,523,683
Mallinckrodt plc(1)(2)	15,010	681,904

		5,205,587

REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.0%
American Tower Corp.	61,297	4,485,102
Annaly Capital Management, Inc.	356,693	4,483,631
Boston Properties, Inc.	10,560	1,113,763
Corrections Corp. of America	132,928	4,502,271
Federal Realty Investment Trust	21,700	2,249,856
Piedmont Office Realty Trust, Inc., Class A	316,374	5,656,767

		22,491,390

ROAD AND RAIL — 1.0%
Heartland Express, Inc.	309,480	4,292,488

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.4%
Analog Devices, Inc.	32,408	1,460,305
Applied Materials, Inc.	376,427	5,612,527
Avago Technologies Ltd.	60,860	2,274,947
KLA-Tencor Corp.	39,180	2,183,501
Maxim Integrated Products, Inc.	45,960	1,276,769
Microchip Technology, Inc.	61,521	2,291,657
Teradyne, Inc.(1)	270,378	4,750,541

		19,850,247

SPECIALTY RETAIL — 1.8%
Bed Bath & Beyond, Inc.(1)	14,911	1,057,190
Lowe's Cos., Inc.	169,177	6,919,339

		7,976,529

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	19,877	1,134,778

THRIFTS AND MORTGAGE FINANCE — 1.9%
Capitol Federal Financial, Inc.	232,017	2,816,687
People's United Financial, Inc.	385,619	5,745,723

		8,562,410

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	61,128	2,394,669

TOTAL COMMON STOCKS (Cost $363,837,442)		431,221,992

EXCHANGE-TRADED FUNDS — 3.0%

iShares Russell Midcap Value Index Fund (Cost $10,934,987)	231,990	13,436,861

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $570,364), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $558,700)		558,697
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,707,763), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $1,676,099)		1,676,092
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $568,272), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $558,699)		558,697
SSgA U.S. Government Money Market Fund	1,542,276	1,542,276

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,335,762)		4,335,762

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $379,108,191)		448,994,615

OTHER ASSETS AND LIABILITIES†		(121,686)

TOTAL NET ASSETS — 100.0%		$448,872,929

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	11,084,658	CAD	11,670,426	JPMorgan Chase Bank N.A.	7/31/2013	(4,473)
USD	335,075	CAD	351,497	JPMorgan Chase Bank N.A.	7/31/2013	1,086
USD	2,367,812	CHF	2,232,279	Credit Suisse AG	7/31/2013	3,902
USD	76,437	CHF	72,283	Credit Suisse AG	7/31/2013	(108)
USD	4,668,726	EUR	3,564,621	UBS AG	7/31/2013	28,306
USD	204,217	EUR	156,545	UBS AG	7/31/2013	427
USD	163,795	EUR	125,846	UBS AG	7/31/2013	(31)
						29,109

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	406,121,287	—	—
Foreign Common Stocks	5,761,962	19,338,743	—
Exchange-Traded Funds	13,436,861	—	—
Temporary Cash Investments	1,542,276	2,793,486	—

Total Value of Investment Securities	426,862,386	22,132,229	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	29,109	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$386,637,083
Gross tax appreciation of investments	$67,310,573
Gross tax depreciation of investments	(4,953,041)
Net tax appreciation (depreciation) of investments	$62,357,532

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

June 30, 2013

Small Cap Value - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%

AEROSPACE AND DEFENSE — 2.6%
AAR Corp.	225,000	4,945,500
Aerovironment, Inc.(1)	324,997	6,558,439
American Science & Engineering, Inc.(2)	405,000	22,680,000
Erickson Air-Crane, Inc.(1)	105,000	1,975,050
KEYW Holding Corp. (The)(1)	635,000	8,413,750
Moog, Inc., Class A(1)	60,000	3,091,800
Orbital Sciences Corp.(1)	110,000	1,910,700
Teledyne Technologies, Inc.(1)	40,000	3,094,000

		52,669,239

AIR FREIGHT AND LOGISTICS — 0.2%
UTi Worldwide, Inc.	220,000	3,623,400

AIRLINES — 0.6%
Alaska Air Group, Inc.(1)	60,000	3,120,000
JetBlue Airways Corp.(1)	445,000	2,803,500
Skywest, Inc.	225,000	3,046,500
Spirit Airlines, Inc.(1)	130,000	4,130,100

		13,100,100

AUTO COMPONENTS — 0.4%
Dana Holding Corp.	240,000	4,622,400
Superior Industries International, Inc.	210,000	3,614,100

		8,236,500

BUILDING PRODUCTS — 0.5%
AO Smith Corp.	130,000	4,716,400
Quanex Building Products Corp.	355,000	5,978,200

		10,694,600

CAPITAL MARKETS — 2.7%
Calamos Asset Management, Inc., Class A	190,000	1,995,000
Evercore Partners, Inc., Class A	79,977	3,141,496
Fifth Street Finance Corp.	390,000	4,075,500
Hercules Technology Growth Capital, Inc.	200,000	2,788,000
Janus Capital Group, Inc.	355,000	3,021,050
Manning & Napier, Inc.	249,980	4,439,645
PennantPark Investment Corp.	650,000	7,182,500
Solar Capital Ltd.	355,000	8,196,950
Stifel Financial Corp.(1)	200,000	7,134,000
Walter Investment Management Corp.(1)	360,000	12,171,600

		54,145,741

CHEMICALS — 4.3%
Chemtura Corp.(1)	200,000	4,060,000
Hawkins, Inc.	170,000	6,696,300
Innophos Holdings, Inc.	310,000	14,622,700
Intrepid Potash, Inc.	759,933	14,476,724
Kraton Performance Polymers, Inc.(1)	250,000	5,300,000
Kronos Worldwide, Inc.	490,000	7,957,600

Minerals Technologies, Inc.	100,001	4,134,041
OM Group, Inc.(1)	90,000	2,782,800
Sensient Technologies Corp.	100,000	4,047,000
Tronox Ltd. Class A	1,160,000	23,374,000

		87,451,165

COMMERCIAL BANKS — 12.6%
American National Bankshares, Inc.	345,000	8,017,800
Bank of the Ozarks, Inc.	240,000	10,399,200
BankUnited, Inc.	1,120,000	29,131,200
BOK Financial Corp.	65,000	4,163,250
Boston Private Financial Holdings, Inc.	515,000	5,479,600
Cathay General Bancorp.	205,000	4,171,750
Commerce Bancshares, Inc.	240,000	10,454,400
Cullen/Frost Bankers, Inc.	90,000	6,009,300
CVB Financial Corp.	449,944	5,291,342
F.N.B. Corp.	365,000	4,409,200
First Horizon National Corp.	635,000	7,112,000
First Interstate Bancsystem, Inc.	430,000	8,913,900
First Niagara Financial Group, Inc.	845,000	8,509,150
FirstMerit Corp.	425,000	8,512,750
Flushing Financial Corp.	290,000	4,770,500
Fulton Financial Corp.	370,000	4,247,600
Heritage Financial Corp.	465,000	6,812,250
Lakeland Financial Corp.	315,000	8,741,250
MB Financial, Inc.	280,000	7,504,000
National Bankshares, Inc.	220,000	7,816,600
OFG Bancorp	720,000	13,039,200
Pacific Continental Corp.	400,000	4,720,000
Park Sterling Corp.(1)	975,000	5,762,250
Popular, Inc.(1)	345,000	10,463,850
PrivateBancorp, Inc.	195,000	4,135,950
Prosperity Bancshares, Inc.	180,000	9,322,200
Signature Bank(1)	100,000	8,302,000
Susquehanna Bancshares, Inc.	570,000	7,324,500
TCF Financial Corp.	190,000	2,694,200
Texas Capital Bancshares, Inc.(1)	275,000	12,199,000
ViewPoint Financial Group, Inc.	594,957	12,381,055
Washington Banking Co.	365,000	5,183,000

		255,994,247

COMMERCIAL SERVICES AND SUPPLIES — 0.7%
Multi-Color Corp.	444,203	13,477,119

COMMUNICATIONS EQUIPMENT — 1.3%
Bel Fuse, Inc., Class B	235,000	3,160,750
Brocade Communications Systems, Inc.(1)	1,065,000	6,134,400
Riverbed Technology, Inc.(1)	1,045,000	16,260,200

		25,555,350

CONSTRUCTION AND ENGINEERING — 0.6%
EMCOR Group, Inc.	80,000	3,252,000
Great Lakes Dredge & Dock Corp.	760,000	5,943,200

URS Corp.	70,000	3,305,400

		12,500,600

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc.(1)	560,000	4,950,400

CONTAINERS AND PACKAGING — 1.6%
Berry Plastics Group, Inc.(1)	740,000	16,331,800
Graphic Packaging Holding Co.(1)	1,235,000	9,558,900
Silgan Holdings, Inc.	160,000	7,513,600

		33,404,300

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	50,000	3,175,000

DIVERSIFIED CONSUMER SERVICES — 1.4%
Sotheby's	349,950	13,266,605
Steiner Leisure, Ltd.(1)	280,000	14,800,800

		28,067,405

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Compass Diversified Holdings	180,000	3,155,400
PHH Corp.(1)	430,000	8,763,400

		11,918,800

ELECTRIC UTILITIES — 1.8%
El Paso Electric Co.	410,000	14,477,100
Great Plains Energy, Inc.	209,046	4,711,897
IDACORP, Inc.	165,000	7,880,400
Portland General Electric Co.	90,000	2,753,100
UNS Energy Corp.	140,000	6,262,200
Westar Energy, Inc.	30,074	961,165

		37,045,862

ELECTRICAL EQUIPMENT — 1.1%
Belden, Inc.	85,000	4,244,050
Encore Wire Corp.	85,000	2,898,500
Generac Holdings, Inc.	205,000	7,587,050
GrafTech International Ltd.(1)	1,045,000	7,607,600

		22,337,200

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.8%
CDW Corp.(1)	275,000	5,120,500
FARO Technologies, Inc.(1)	360,000	12,175,200
FLIR Systems, Inc.	550,000	14,833,500
Ingram Micro, Inc. Class A(1)	655,000	12,438,450
Itron, Inc.(1)	120,000	5,091,600
TTM Technologies, Inc.(1)	1,005,000	8,442,000

		58,101,250

ENERGY EQUIPMENT AND SERVICES — 2.1%
Bristow Group, Inc.	80,000	5,225,600
Cal Dive International, Inc.(1)	2,400,000	4,512,000
Gulfmark Offshore, Inc. Class A	95,000	4,283,550
Hercules Offshore, Inc.(1)	450,000	3,168,000
Hornbeck Offshore Services, Inc.(1)	100,000	5,350,000

Key Energy Services, Inc.(1)	795,000	4,730,250
McDermott International, Inc.(1)	849,984	6,952,869
Tetra Technologies, Inc.(1)	745,000	7,643,700

		41,865,969

FOOD AND STAPLES RETAILING — 1.5%
Rite Aid Corp.(1)	5,225,000	14,943,500
Village Super Market, Inc., Class A	185,000	6,121,650
Weis Markets, Inc.	195,000	8,788,650

		29,853,800

FOOD PRODUCTS — 0.8%
J&J Snack Foods Corp.	50,724	3,946,327
Pilgrim's Pride Corp.(1)	245,000	3,660,300
Snyders-Lance, Inc.	185,000	5,255,850
TreeHouse Foods, Inc.(1)	60,000	3,932,400

		16,794,877

GAS UTILITIES — 0.3%
Laclede Group, Inc. (The)	70,000	3,196,200
WGL Holdings, Inc.	75,000	3,241,500

		6,437,700

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Integra LifeSciences Holdings Corp.(1)	120,000	4,395,600
Orthofix International NV(1)	370,000	9,953,000
Utah Medical Products, Inc.	165,000	8,959,500

		23,308,100

HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Air Methods Corp.	205,000	6,945,400
HealthSouth Corp.(1)	250,000	7,200,000
LifePoint Hospitals, Inc.(1)	55,000	2,686,200
National Healthcare Corp.	95,000	4,541,000
Owens & Minor, Inc.	90,000	3,044,700
VCA Antech, Inc.(1)	120,000	3,130,800
WellCare Health Plans, Inc.(1)	85,000	4,721,750

		32,269,850

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	230,000	2,976,200

HOTELS, RESTAURANTS AND LEISURE — 1.9%
Bally Technologies, Inc.(1)	165,000	9,309,300
Bob Evans Farms, Inc.	60,000	2,818,800
CEC Entertainment, Inc.	100,000	4,104,000
Life Time Fitness, Inc.(1)	60,000	3,006,600
Orient-Express Hotels Ltd. Class A(1)	675,000	8,208,000
Red Robin Gourmet Burgers, Inc.(1)	205,000	11,311,900

		38,758,600

HOUSEHOLD DURABLES — 1.4%
Cavco Industries, Inc.(1)	260,000	13,117,000
CSS Industries, Inc.	210,000	5,235,300
Helen of Troy Ltd.(1)	95,000	3,645,150
Libbey, Inc.(1)	170,000	4,074,900

William Lyon Homes Class A(1)	93,090	2,346,799

		28,419,149

HOUSEHOLD PRODUCTS — 0.3%
Central Garden and Pet Co.(1)	750,000	5,175,000

INSURANCE — 5.3%
American Equity Investment Life Holding Co.	195,000	3,061,500
Argo Group International Holdings Ltd.	195,000	8,266,050
Aspen Insurance Holdings Ltd.	220,000	8,159,800
Baldwin & Lyons, Inc., Class B	335,000	8,133,800
CNO Financial Group, Inc.	640,000	8,294,400
Endurance Specialty Holdings Ltd.	240,000	12,348,000
Hanover Insurance Group, Inc. (The)	130,000	6,360,900
HCC Insurance Holdings, Inc.	215,000	9,268,650
Infinity Property & Casualty Corp.	160,000	9,561,600
National Financial Partners Corp.(1)	120,000	3,037,200
Platinum Underwriters Holdings Ltd.	95,000	5,435,900
Primerica, Inc.	90,000	3,369,600
ProAssurance Corp.	80,000	4,172,800
Symetra Financial Corp.	375,000	5,996,250
United Fire Group, Inc.	285,000	7,076,550
Validus Holdings Ltd.	130,000	4,695,600

		107,238,600

INTERNET AND CATALOG RETAIL — 0.5%
Shutterfly, Inc.(1)	195,000	10,879,050

IT SERVICES — 2.6%
DST Systems, Inc.	150,000	9,799,500
EVERTEC, Inc.(1)	345,000	7,579,650
Global Payments, Inc.	130,000	6,021,600
MoneyGram International, Inc.(1)	320,000	7,248,000
SYKES Enterprises, Inc.(1)	545,000	8,589,200
VeriFone Systems, Inc.(1)	815,000	13,700,150

		52,938,100

LEISURE EQUIPMENT AND PRODUCTS — 0.6%
Brunswick Corp.	390,000	12,460,500

MACHINERY — 4.0%
Altra Holdings, Inc.	375,000	10,267,500
Barnes Group, Inc.	175,000	5,248,250
Briggs & Stratton Corp.	335,000	6,633,000
Dynamic Materials Corp.(2)	640,000	10,566,400
FreightCar America, Inc.	290,000	4,927,100
Global Brass & Copper Holdings, Inc.(1)	305,000	4,038,200
Kadant, Inc.	110,000	3,318,700
Kaydon Corp.	495,000	13,637,250
Kennametal, Inc.	325,000	12,619,750
Mueller Industries, Inc., Class A	60,000	3,025,800
Mueller Water Products, Inc. Class A	585,000	4,042,350
Rexnord Corp.(1)	215,000	3,622,750

		81,947,050

MEDIA — 4.3%
E.W. Scripps Co. (The), Class A(1)	760,000	11,840,800

Entercom Communications Corp., Class A(1)	1,380,000	13,027,200
Entravision Communications Corp., Class A	3,255,000	20,018,250
Journal Communications, Inc., Class A(1)	540,000	4,044,600
LIN TV Corp., Class A(1)	1,075,000	16,447,500
Nexstar Broadcasting Group, Inc. Class A	275,000	9,751,500
Sinclair Broadcast Group, Inc., Class A	400,000	11,752,000

		86,881,850

METALS AND MINING — 1.6%
Century Aluminum Co.(1)	645,000	5,985,600
Compass Minerals International, Inc.	145,000	12,256,850
Haynes International, Inc.	190,000	9,095,300
Schnitzer Steel Industries, Inc. Class A	250,000	5,845,000

		33,182,750

MULTI-UTILITIES — 0.7%
Avista Corp.	525,000	14,185,500

OIL, GAS AND CONSUMABLE FUELS — 4.0%
Alliance Resource Partners LP	100,102	7,070,204
Alon USA Partners LP	430,000	10,234,000
Delek US Holdings, Inc.	335,000	9,641,300
Energy XXI Bermuda Ltd.	250,000	5,545,000
EQT Midstream Partners LP	85,000	4,152,250
Hugoton Royalty Trust	670,000	5,775,400
Pacific Coast Oil Trust	610,000	10,998,300
PBF Energy, Inc.	440,000	11,396,000
Scorpio Tankers, Inc.	340,000	3,053,200
Vaalco Energy, Inc.(1)	590,000	3,374,800
W&T Offshore, Inc.	200,000	2,858,000
Western Refining, Inc.	250,000	7,017,500

		81,115,954

PAPER AND FOREST PRODUCTS — 1.4%
Boise Cascade Co.(1)	285,000	7,241,850
Clearwater Paper Corp.(1)	195,000	9,176,700
KapStone Paper and Packaging Corp.	130,000	5,223,400
P.H. Glatfelter Co.	110,000	2,761,000
Wausau Paper Corp.	440,000	5,016,000

		29,418,950

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	115,000	7,028,800

PHARMACEUTICALS — 0.6%
Impax Laboratories, Inc.(1)	200,000	3,990,000
Jazz Pharmaceuticals plc(1)	125,000	8,591,250

		12,581,250

PROFESSIONAL SERVICES — 1.0%
CDI Corp.	700,000	9,912,000
Kforce, Inc.	725,000	10,585,000

		20,497,000

REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.6%
American Campus Communities, Inc.	75,000	3,049,500
Apollo Commercial Real Estate Finance, Inc.	405,000	6,431,400

Armada Hoffler Properties, Inc.	270,000	3,180,600
Associated Estates Realty Corp.	410,000	6,592,800
BioMed Realty Trust, Inc.	155,000	3,135,650
Campus Crest Communities, Inc.	770,000	8,885,800
Capstead Mortgage Corp.	290,000	3,509,000
Chatham Lodging Trust	309,169	5,311,523
Chimera Investment Corp.	1,295,000	3,885,000
Colony Financial, Inc.	195,000	3,878,550
DiamondRock Hospitality Co.	1,175,000	10,951,000
Equity Lifestyle Properties, Inc.	40,000	3,143,600
Excel Trust, Inc.	400,000	5,124,000
Hatteras Financial Corp.	115,000	2,833,600
Healthcare Realty Trust, Inc.	125,000	3,187,500
Hersha Hospitality Trust	520,000	2,932,800
Highwoods Properties, Inc.	125,000	4,451,250
LaSalle Hotel Properties	485,000	11,979,500
Mack-Cali Realty Corp.	310,000	7,591,900
MFA Financial, Inc.	385,000	3,253,250
New Residential Investment Corp.	415,000	2,797,100
Pennsylvania Real Estate Investment Trust	147,412	2,783,139
PS Business Parks, Inc.	45,000	3,247,650
RLJ Lodging Trust	230,000	5,172,700
Rouse Properties, Inc.	385,000	7,553,700
Summit Hotel Properties, Inc.	625,000	5,906,250
Sunstone Hotel Investors, Inc.(1)	640,000	7,731,200
Urstadt Biddle Properties, Inc., Class A	440,000	8,874,800
Washington Real Estate Investment Trust	275,000	7,400,250

		154,775,012

ROAD AND RAIL — 1.5%
Celadon Group, Inc.	519,984	9,489,708
Heartland Express, Inc.	525,000	7,281,750
Marten Transport Ltd.	790,000	12,379,300
Werner Enterprises, Inc.	85,000	2,054,450

		31,205,208

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.8%
Cypress Semiconductor Corp.	1,385,000	14,861,050
Diodes, Inc.(1)	445,000	11,556,650
First Solar, Inc.(1)	90,000	4,025,700
Intersil Corp., Class A	1,265,000	9,892,300
MKS Instruments, Inc.	355,000	9,421,700
Nanometrics, Inc.(1)	910,000	13,349,700
ON Semiconductor Corp.(1)	515,000	4,161,200
Spansion, Inc., Class A(1)	760,000	9,515,200

		76,783,500

SOFTWARE — 1.3%
BroadSoft, Inc.(1)	290,000	8,004,000
Compuware Corp.	600,000	6,210,000
Mentor Graphics Corp.	285,000	5,571,750
PTC, Inc.(1)	240,000	5,887,200

		25,672,950

SPECIALTY RETAIL — 3.6%
Aeropostale, Inc.(1)	300,000	4,140,000
ANN, Inc.(1)	185,000	6,142,000
Asbury Automotive Group, Inc.(1)	180,000	7,218,000
Barnes & Noble, Inc.(1)	175,000	2,793,000
Chico's FAS, Inc.	240,000	4,094,400
Conn's, Inc.(1)	105,000	5,434,800
Destination Maternity Corp.	300,000	7,380,000
Genesco, Inc.(1)	155,936	10,446,153
MarineMax, Inc.(1)	450,000	5,098,500
OfficeMax, Inc.	400,000	4,092,000
Rue21, Inc.(1)	225,000	9,362,250
Stage Stores, Inc.	270,000	6,345,000

		72,546,103

TEXTILES, APPAREL AND LUXURY GOODS — 2.4%
Crocs, Inc.(1)	190,000	3,135,000
Culp, Inc.	490,000	8,521,100
Movado Group, Inc.	400,000	13,532,000
True Religion Apparel, Inc.	165,043	5,225,261
Vera Bradley, Inc.(1)	900,000	19,494,000

		49,907,361

THRIFTS AND MORTGAGE FINANCE — 1.9%
Astoria Financial Corp.	207,536	2,237,238
Brookline Bancorp., Inc.	405,000	3,515,400
Capitol Federal Financial, Inc.	490,000	5,948,600
Dime Community Bancshares, Inc.	59,762	915,554
MGIC Investment Corp.(1)	600,000	3,642,000
Oritani Financial Corp.	590,000	9,251,200
Provident Financial Services, Inc.	280,000	4,418,400
Radian Group, Inc.	465,000	5,403,300
Simplicity Bancorp, Inc.	210,000	3,045,000

		38,376,692

TRADING COMPANIES AND DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	70,000	3,383,100
Edgen Group, Inc.(1)	410,000	2,615,800
Kaman Corp.	225,000	7,776,000

		13,774,900

WATER UTILITIES — 0.3%
Artesian Resources Corp., Class A	260,000	5,792,800

TOTAL COMMON STOCKS (Cost $1,749,904,523)		1,981,497,403

EXCHANGE-TRADED FUNDS — 1.2%

iShares S&P SmallCap 600 Index Fund (Cost $23,708,484)	265,000	23,926,850

CONVERTIBLE PREFERRED STOCKS — 0.9%

HOUSEHOLD DURABLES — 0.4%
Beazer Homes USA, Inc., 7.50%, 7/15/15	280,000	8,187,200

LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Callaway Golf Co., Series B, 7.50%	43,733	4,348,700

TOBACCO — 0.3%
Universal Corp., 6.75%	4,058	5,205,400

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,522,218)		17,741,300

PREFERRED STOCKS — 0.1%

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
DuPont Fabros Technology, Inc., Series A, 7.875%	43,314	1,111,004
Inland Real Estate Corp., Series A, 8.125%	39,075	1,010,089

TOTAL PREFERRED STOCKS (Cost $2,058,495)		2,121,093

TEMPORARY CASH INVESTMENTS — 0.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $1,412,568), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $1,383,680)		1,383,673
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $4,229,458), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $4,151,037)		4,151,020
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $1,407,387), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $1,383,678)		1,383,673
SSgA U.S. Government Money Market Fund	3,817,151	3,817,151

TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,735,517)		10,735,517

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,802,929,237)		2,036,022,163

OTHER ASSETS AND LIABILITIES†		626,324

TOTAL NET ASSETS — 100.0%		$2,036,648,487

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)

Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	1,981,497,403	—	—
Exchange-Traded Funds	23,926,850	—	—
Convertible Preferred Stocks	—	17,741,300	—
Preferred Stocks	—	2,121,093	—
Temporary Cash Investments	3,817,151	6,918,366	—

Total Value of Investment Securities	2,009,241,404	26,780,759	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2013 follows:

	March 31, 2013					June 30, 2013
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

American Science & Engineering, Inc.	325,000	$5,146,022	$482,204	$(50,723)	$175,000	405,000	$22,680,000
Dynamic Materials Corp.	495,000	2,480,035	96,342	(18,379)	25,600	640,000	10,566,400
Entravision Communications Corp.(1)	4,300,000	677,240	1,927,405	3,489,267	—	3,255,000	(1)
Utah Medical Products, Inc.(1)	165,000	214,150	214,490	24,533	40,425	165,000	(1)
Websense, Inc.(1)(2)	1,550,000	2,751,496	27,415,331	15,153,998	—	—	—
		$11,268,943	$30,135,772	$18,598,696	$241,025		$33,246,400

(1) Company was not an affiliate at June 30, 2013.

(2) Non-income producing.

4. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,838,417,365
Gross tax appreciation of investments	$246,430,697
Gross tax depreciation of investments	(48,825,899)
Net tax appreciation (depreciation) of investments	$197,604,798

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

June 30, 2013

Value - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%

AEROSPACE AND DEFENSE — 2.1%
Boeing Co. (The)	69,866	7,157,073
General Dynamics Corp.	233,861	18,318,332
Northrop Grumman Corp.	223,878	18,537,099
Raytheon Co.	215,586	14,254,546

		58,267,050

AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	100,942	8,729,464

AIRLINES — 0.8%
Japan Airlines Co. Ltd.	137,406	7,065,644
Southwest Airlines Co.	1,300,568	16,764,322

		23,829,966

AUTOMOBILES — 1.1%
General Motors Co.(1)	348,886	11,621,393
Honda Motor Co., Ltd.	274,800	10,210,103
Toyota Motor Corp.	167,800	10,134,321

		31,965,817

BEVERAGES — 0.8%
Dr Pepper Snapple Group, Inc.	356,658	16,381,302
PepsiCo, Inc.	85,890	7,024,943

		23,406,245

CAPITAL MARKETS — 4.6%
Charles Schwab Corp. (The)	1,018,895	21,631,141
Franklin Resources, Inc.	90,720	12,339,734
Goldman Sachs Group, Inc. (The)	161,054	24,359,417
Northern Trust Corp.	1,050,254	60,809,707
State Street Corp.	170,170	11,096,786

		130,236,785

COMMERCIAL BANKS — 7.2%
Comerica, Inc.	499,127	19,880,228
Commerce Bancshares, Inc.	307,115	13,377,929
Cullen/Frost Bankers, Inc.	262,446	17,523,520
PNC Financial Services Group, Inc. (The)	616,093	44,925,502
U.S. Bancorp	861,022	31,125,945
Wells Fargo & Co.	1,827,048	75,402,271

		202,235,395

COMMERCIAL SERVICES AND SUPPLIES — 4.9%
ADT Corp. (The)	491,062	19,568,821
Republic Services, Inc.	1,939,103	65,813,156
Tyco International Ltd.	889,152	29,297,558
Waste Management, Inc.	593,871	23,950,817

		138,630,352

COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	1,940,724	47,179,001

F5 Networks, Inc.(1)	122,150	8,403,920
Harris Corp.	58,300	2,871,275
QUALCOMM, Inc.	124,180	7,584,914

		66,039,110

COMPUTERS AND PERIPHERALS — 3.2%
Apple, Inc.	103,170	40,863,573
Diebold, Inc.	298,665	10,062,024
EMC Corp.	851,995	20,124,122
Hewlett-Packard Co.	533,225	13,223,980
QLogic Corp.(1)	747,698	7,147,993

		91,421,692

CONTAINERS AND PACKAGING — 0.7%
Bemis Co., Inc.	276,048	10,804,519
Sonoco Products Co.	284,350	9,829,979

		20,634,498

DIVERSIFIED FINANCIAL SERVICES — 2.0%
JPMorgan Chase & Co.	1,090,011	57,541,681

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	1,855,652	65,690,081
CenturyLink, Inc.	345,569	12,215,864

		77,905,945

ELECTRIC UTILITIES — 2.9%
Great Plains Energy, Inc.	1,197,086	26,982,318
Westar Energy, Inc.	803,371	25,675,737
Xcel Energy, Inc.	988,925	28,026,135

		80,684,190

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	131,514	7,172,774

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Molex, Inc.	321,868	9,443,607

ENERGY EQUIPMENT AND SERVICES — 0.5%
Helmerich & Payne, Inc.	92,530	5,778,498
Schlumberger Ltd.	106,660	7,643,256

		13,421,754

FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	149,019	8,520,906
Sysco Corp.	468,233	15,994,839
Wal-Mart Stores, Inc.	143,471	10,687,155

		35,202,900

FOOD PRODUCTS — 1.2%
General Mills, Inc.	87,415	4,242,250
Kellogg Co.	127,891	8,214,439
Mondelez International, Inc. Class A	756,426	21,580,834

		34,037,523

GAS UTILITIES — 0.8%
AGL Resources, Inc.	328,341	14,072,695

Laclede Group, Inc. (The)	159,780	7,295,555

		21,368,250

HEALTH CARE EQUIPMENT AND SUPPLIES — 5.4%
Becton Dickinson and Co.	168,518	16,654,634
Boston Scientific Corp.(1)	2,425,736	22,486,573
CareFusion Corp.(1)	1,058,116	38,991,574
Medtronic, Inc.	641,375	33,011,571
Stryker Corp.	304,360	19,686,005
Varian Medical Systems, Inc.(1)	88,840	5,992,258
Zimmer Holdings, Inc.	210,172	15,750,290

		152,572,905

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
LifePoint Hospitals, Inc.(1)	387,528	18,926,867
Quest Diagnostics, Inc.	125,130	7,586,632
UnitedHealth Group, Inc.	412,555	27,014,101
WellPoint, Inc.	94,840	7,761,706

		61,289,306

HOTELS, RESTAURANTS AND LEISURE — 1.8%
Carnival Corp.	497,143	17,047,034
International Game Technology	681,610	11,389,703
International Speedway Corp., Class A	482,143	15,173,040
Speedway Motorsports, Inc.	440,753	7,669,102

		51,278,879

HOUSEHOLD PRODUCTS — 2.7%
Clorox Co.	6,815	566,599
Procter & Gamble Co. (The)	969,499	74,641,728

		75,208,327

INDUSTRIAL CONGLOMERATES — 3.7%
General Electric Co.	3,447,107	79,938,411
Koninklijke Philips Electronics NV	885,690	24,146,609

		104,085,020

INSURANCE — 5.5%
ACE Ltd.	127,641	11,421,317
Allstate Corp. (The)	107,159	5,156,491
Berkshire Hathaway, Inc., Class A(1)	189	31,865,400
Chubb Corp. (The)	175,544	14,859,799
HCC Insurance Holdings, Inc.	253,689	10,936,533
Marsh & McLennan Cos., Inc.	471,465	18,820,883
MetLife, Inc.	509,118	23,297,240
Prudential Financial, Inc.	205,388	14,999,486
Reinsurance Group of America, Inc.	175,833	12,151,818
Travelers Cos., Inc. (The)	51,887	4,146,809
Unum Group	298,564	8,768,825

		156,424,601

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	166,488	7,119,027

MACHINERY — 0.2%
Woodward, Inc.	126,879	5,075,160

METALS AND MINING — 0.8%
Barrick Gold Corp.	546,476	8,601,532
Freeport-McMoRan Copper & Gold, Inc.	331,708	9,158,458
Newmont Mining Corp.	202,545	6,066,223

		23,826,213

MULTI-UTILITIES — 1.2%
PG&E Corp.	740,970	33,884,558

MULTILINE RETAIL — 0.6%
Target Corp.	263,313	18,131,733

OIL, GAS AND CONSUMABLE FUELS — 17.8%
Apache Corp.	399,582	33,496,959
Chevron Corp.	655,487	77,570,332
Devon Energy Corp.	543,865	28,215,716
Exxon Mobil Corp.	1,311,386	118,483,725
Imperial Oil Ltd.	1,774,991	67,762,564
Occidental Petroleum Corp.	497,673	44,407,362
Peabody Energy Corp.	574,567	8,411,661
Royal Dutch Shell plc, Class A	223,310	7,134,528
Southwestern Energy Co.(1)	438,495	16,018,222
Total SA	1,359,811	66,383,746
Ultra Petroleum Corp.(1)	986,994	19,562,221
Williams Partners LP	331,916	17,126,866

		504,573,902

PHARMACEUTICALS — 8.2%
Eli Lilly & Co.	151,967	7,464,619
Hospira, Inc.(1)	516,088	19,771,331
Johnson & Johnson	753,409	64,687,697
Mallinckrodt plc(1)(2)	76,770	3,487,661
Merck & Co., Inc.	1,168,837	54,292,479
Pfizer, Inc.	2,945,513	82,503,819

		232,207,606

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Annaly Capital Management, Inc.	1,258,968	15,825,228
Corrections Corp. of America	616,629	20,885,224
Piedmont Office Realty Trust, Inc., Class A	967,535	17,299,526

		54,009,978

ROAD AND RAIL — 0.4%
Heartland Express, Inc.	778,060	10,791,692

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Applied Materials, Inc.	1,852,864	27,626,202
Intel Corp.	1,816,397	43,993,136
Marvell Technology Group Ltd.	615,106	7,202,891
Maxim Integrated Products, Inc.	275,060	7,641,167
Microchip Technology, Inc.	116,080	4,323,980
Teradyne, Inc.(1)	531,293	9,334,818

		100,122,194

SOFTWARE — 0.6%
Microsoft Corp.	220,052	7,598,396

Oracle Corp.	325,239	9,991,342

		17,589,738

SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc.(1)	84,675	6,003,457
Lowe's Cos., Inc.	863,144	35,302,590

		41,306,047

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	110,328	6,298,626

THRIFTS AND MORTGAGE FINANCE — 0.3%
People's United Financial, Inc.	623,430	9,289,107

TOTAL COMMON STOCKS (Cost $2,281,121,037)		2,797,259,617

TEMPORARY CASH INVESTMENTS — 2.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $9,408,639), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $9,216,228)		9,216,182
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $28,170,992), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $27,648,663)		27,648,548
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $9,374,130), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $9,216,213)		9,216,182
SSgA U.S. Government Money Market Fund	25,441,003	25,441,003

TOTAL TEMPORARY CASH INVESTMENTS (Cost $71,521,915)		71,521,915

TOTAL INVESTMENT SECURITIES — 101.4% (Cost $2,352,642,952)		2,868,781,532

OTHER ASSETS AND LIABILITIES — (1.4)%		(39,708,967)

TOTAL NET ASSETS — 100.0%		$2,829,072,565

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	56,311,753	CAD	59,287,548	JPMorgan Chase Bank N.A.	7/31/2013	(22,723)
USD	70,494,851	EUR	53,823,546	UBS AG	7/31/2013	427,406
USD	2,709,026	EUR	2,081,383	UBS AG	7/31/2013	(516)
USD	20,110,639	JPY	1,965,412,725	Credit Suisse AG	7/31/2013	291,884
						696,051

Notes to Schedule of Investments

CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)		Non-income producing.
(2)		When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	2,592,332,909	—	—
Foreign Common Stocks	12,089,193	192,837,515	—
Temporary Cash Investments	25,441,003	46,080,912	—

Total Value of Investment Securities	2,629,863,105	238,918,427	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	696,051	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,430,510,820
Gross tax appreciation of investments	$477,707,125
Gross tax depreciation of investments	(39,436,413)
Net tax appreciation (depreciation) of investments	$438,270,712

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2013